UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04448

UBS Master Series, Inc.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: February 29

Date of reporting period: February 29, 2012

Item 1. Reports to Stockholders.

Money Market Funds

UBS Money Market Fund
Annual Report
February 29, 2012

UBS Money Market Fund

April 16, 2012

Dear shareholder,

We present you with the annual report for UBS Money Market Fund (the “Fund”) for the twelve months ended February 29, 2012.

Performance
The seven-day current yield for the Fund’s Class A shares as of February 29, 2012, was 0.01%, the same as what it was on February 28, 2011 (after fee waivers and/or expense reimbursements for both periods). (Yields for all share classes over various time periods are shown in “Performance and portfolio characteristics at a glance” on page 7.)

The Fund’s yield remained low given (1) the Federal Reserve Board’s (the “Fed”) decision to maintain the federal funds rate at a historically low range (for more details, see below), and (2) the relatively small size of the Fund, resulting in certain “fixed” expenses being allocated across a small pool of assets. The yields of the securities in which the Fund invests remained extremely low and, even after reflecting the impact of substantial fee waivers/expense reimbursements, kept the Fund’s yield low.

UBS Money Market Fund

Investment goal:
Maximum current income
consistent with liquidity
and conservation of capital

Portfolio Manager:
Robert Sabatino
UBS Global Asset
Management (Americas) Inc.

Commencement:
Class A—July 1, 1991
Class B—September 26, 1986
Class C—July 14, 1992

Dividend payments:
Monthly

An interview with Portfolio Manager Robert Sabatino
Q.	How would you describe the economic environment during the reporting period?
A.	Although the overall US economy appeared to gain some traction as the reporting period progressed, elevated unemployment and ongoing strains in the housing market held back a more robust expansion. Looking back, the Commerce Department reported that gross domestic product (“GDP”) growth in the US was a tepid 0.4% during the first quarter of 2011, and then grew 1.3%, 1.8% and 3.0% over the second, third and fourth quarters.

1

UBS Money Market Fund

Against this backdrop, the Fed kept the federal funds rate within an extremely low range of between 0% and 0.25%. (The federal funds rate, or “fed funds” rate, is the rate that banks charge one another for funds they borrow on an overnight basis.) At its August 2011 meeting, the Fed, acknowledging that economic growth had been considerably slower than it had expected, declared that it would keep the federal funds rate on hold until at least through mid-2013. In January 2012, the Fed extended this period, noting that economic conditions warranted maintaining exceptionally low levels at least through late 2014.

Additionally, the Fed also announced its plan to purchase $400 billion of longer-term Treasury securities, and to sell an equal amount of shorter-term Treasury securities by June 2012. Dubbed “Operation Twist,” the Fed noted that its intention with this program was to “put downward pressure on longer-term interest rates and help make broader financial conditions more accommodative.”

Q.	How did you position the Fund over the fiscal year?
A.	We tactically adjusted the Fund’s weighted average maturity (WAM)—which is the average maturity of the securities in the portfolio as adjusted for relative position size—throughout the 12-month review period. When the reporting period began, the Fund had a WAM of 46 days. Given the challenges associated with Standard & Poor’s downgrade of US long-term sovereign debt and the ongoing European sovereign debt crisis, we wanted to maintain ample liquidity in the Fund. One way we accomplished this was by reducing the Fund’s WAM; at period end, it was at 37 days. We also proactively cut the Fund’s exposure to European banks over the period.

2

UBS Money Market Fund

Q.	What level of portfolio diversification did you maintain during the reporting period?
A.	At the issuer level, we maintained a high level of diversification, investing in smaller positions with the goal of reducing risk and keeping the Fund highly liquid. To that end, we typically purchased up to 3% in single nongovernment issuers throughout the reporting period. (The Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

Q.	What types of securities did you emphasize over the period?
A.	Only minor adjustments were made to the Fund’s sector positioning during the 12-month period. We modestly increased the Fund’s exposure to US government and agency obligations, certificates of deposit and commercial paper over the reporting period. Conversely, we reduced our allocation to repurchase agreements (transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand).

Q.	What factors do you believe will affect the Fund over the coming months?
A.	The US economy gained some momentum late in the reporting period, as unemployment moved lower, and as data in the housing market and activity in the manufacturing sector—which experienced a soft patch in the summer—improved. In addition, consumer confidence generally rose, as did retail sales. We continue to feel that the US economy will see further expansion in 2012, although growth will likely be far from robust. In Europe, we believe the sovereign debt crisis will spur continued market volatility. However, the backdrop has recently improved somewhat, given steps taken by European Union authorities and the European Central Bank.

3

UBS Money Market Fund

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your Financial Advisor, or visit us at www.ubs.com/ globalam-us.

Sincerely,

Mark E. Carver	Robert Sabatino
President	Portfolio Manager
UBS Money Market Fund	UBS Money Market Fund
Managing Director	Managing Director
UBS Global Asset Management	UBS Global Asset Management
(Americas) Inc.	(Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the 12 months ended February 29, 2012. The views and opinions in the letter were current as of April 16, 2012. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. The prospectus contains this and other information about the fund. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

4

UBS Money Market Fund

Understanding your fund’s expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs (as applicable), including contingent deferred sales charges; and (2) ongoing costs, including management fees, service and/or distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2011 to February 29, 2012.

Actual expenses
The first line for each class of shares in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each class of shares under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line for each class of shares in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return for each class of shares. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

5

UBS Money Market Fund

Understanding your fund’s expenses (unaudited) (concluded)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs (as applicable), such as contingent deferred sales charges. Therefore, the second line in the table for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Ending	Expenses paid	Expense
		account value	account value[1]	during period[2]	ratio
		September 1,	February 29,	09/01/11 to	during the
		2011	2012	02/29/12	period
Class A	Actual	$1,000.00	$1,000.00	$0.60	0.12%
	Hypothetical
	(5% annual
	return before
	expenses)	1,000.00	1,024.27	0.60	0.12
Class B	Actual	1,000.00	1,000.20	0.55	0.11
	Hypothetical
	(5% annual
	return before
	expenses)	1,000.00	1,024.32	0.55	0.11
Class C	Actual	1,000.00	1,000.00	0.60	0.12
	Hypothetical
	(5% annual
	return before
	expenses)	1,000.00	1,024.27	0.60	0.12

[1] “Actual—Ending account value” may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[2] Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half year period).

6

UBS Money Market Fund

Performance and portfolio characteristics at a glance (unaudited)

Seven-day current yield
after fee waivers and/or
expense reimbursements[1]	02/29/12	08/31/11	02/28/11
Class A shares	0.01%	0.01%	0.01%
Class B shares	0.07	0.03	0.01
Class C shares	0.01	0.01	0.01

Seven-day current yield before
fee waivers and/or expense
reimbursements[1]	02/29/12	08/31/11	02/28/11
Class A shares	(4.94)%	(2.68)%	(1.19)%
Class B shares	(6.70)	(6.28)	(1.22)
Class C shares	(5.43)	(3.16)	(1.60)

Characteristics	02/29/12	08/31/11	02/28/11
Weighted average maturity[2]	37 days	26 days	46 days
Average credit quality	First tier	First tier	First tier
Net assets (mm)	$11.8	$14.5	$14.8

Portfolio composition[3]	02/29/12	08/31/11	02/28/11
Repurchase agreements	30.3%	48.8%	36.6%
US government and agency obligations	31.5	25.3	29.0
Commercial paper	38.1	24.2	38.0
Certificate of deposit	2.1	1.7	1.7
Other assets less liabilities	(2.0)	(0.0)	(5.3)
Total	100.0%	100.0%	100.0%

[1] Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2] The Fund is actively managed and its weighted average maturity will differ over time.
[3] Weightings represent percentages of net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time.

An investment in UBS Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

7

UBS Money Market Fund
Statement of net assets—February 29, 2012

	Face
Security description	amount	Value
US government and agency obligations—31.50%
Federal Farm Credit Bank
0.180%, due 10/12/12[1]	$250,000	$249,719
Federal Home Loan Bank
0.060%, due 03/02/12[1]	250,000	250,000
0.060%, due 03/21/12[1]	250,000	249,992
0.065%, due 03/28/12[1]	272,000	271,987
0.075%, due 04/04/12[1]	250,000	249,982
0.080%, due 04/11/12[1]	250,000	249,977
0.090%, due 04/13/12[1]	200,000	199,978
Federal Home Loan Mortgage Corp.*
0.090%, due 03/20/12[1]	250,000	249,988
0.040%, due 04/04/12[1]	250,000	249,991
Federal National Mortgage Association*
0.090%, due 03/21/12[1]	250,000	249,987
U.S. Treasury Bills
0.116%, due 05/17/12[1]	250,000	249,938
U.S. Treasury Notes
4.500%, due 03/31/12	150,000	150,512
0.750%, due 05/31/12	100,000	100,128
0.375%, due 08/31/12	250,000	250,326
0.375%, due 10/31/12	250,000	250,386
0.500%, due 11/30/12	250,000	250,637
Total US government and agency obligations (cost—$3,723,528)		3,723,528
Certificate of deposit—2.12%
Banking-non-US—2.12%
Sumitomo Mitsui Banking Corp.
0.160%, due 03/26/12 (cost—$250,000)	250,000	250,000
Commercial paper[1]—38.06%
Asset backed-miscellaneous—19.03%
Fairway Finance Co. LLC
0.150%, due 03/19/12	250,000	249,981
Gotham Funding Corp.
0.160%, due 03/15/12	250,000	249,985

8

UBS Money Market Fund
Statement of net assets—February 29, 2012

	Face
Security description	amount	Value
Commercial paper[1]—(continued)
Asset backed-miscellaneous—(concluded)
Jupiter Securitization Co. LLC
0.130%, due 04/10/12	$250,000	$249,964
Market Street Funding LLC
0.150%, due 04/11/12	250,000	249,957
Regency Markets No. 1 LLC
0.190%, due 03/26/12	250,000	249,967
Salisbury Receivables Co. LLC
0.160%, due 03/23/12	250,000	249,976
Sheffield Receivables Corp.
0.300%, due 03/21/12	250,000	249,958
Thames Asset Global Securitization No. 1
0.180%, due 03/15/12	250,000	249,983
Variable Funding Capital Corp.
0.190%, due 04/16/12	250,000	249,939
		2,249,710
Banking-US—14.80%
Barclays US Funding Corp.
0.120%, due 03/01/12	250,000	250,000
BNP Paribas Finance
0.130%, due 03/01/12	250,000	250,000
Deutsche Bank Financial LLC
0.280%, due 03/09/12	250,000	249,984
ING (US) Funding LLC
0.340%, due 03/23/12	250,000	249,948
Natixis U.S. Finance Co. LLC
0.200%, due 03/01/12	250,000	250,000
Societe General N.A., Inc.
0.150%, due 03/01/12	250,000	250,000
State Street Corp.
0.240%, due 05/11/12	250,000	249,882
		1,749,814

9

UBS Money Market Fund
Statement of net assets—February 29, 2012

	Face
Security description	amount	Value
Commercial paper[1]—(concluded)
Finance-noncaptive diversified—2.11%
General Electric Capital Corp.
0.140%, due 04/16/12	$250,000	$249,955
Insurance-life—2.12%
MetLife Funding, Inc.
0.120%, due 04/05/12	250,000	249,971
Total commercial paper (cost—$4,499,450)		4,499,450
Repurchase agreements—30.35%
Repurchase agreement dated 02/29/12 with Barclays
Capital Inc., 0.180% due 03/01/12, collateralized by
$1,990,500 US Treasury Notes, 2.125% due 08/15/21;
(value—$2,040,018); proceeds: $2,000,010	2,000,000	2,000,000
Repurchase agreement dated 02/29/12 with Deutsche
Bank Securities, Inc., 0.180% due 03/01/12
collateralized by $1,025,000 Federal Home
Loan Bank obligations, 0.400% due 02/26/14;
(value—$1,024,842); proceeds: $1,000,005	1,000,000	1,000,000
Repurchase agreement dated 02/29/12 with State
Street Bank & Trust Co., 0.010% due 03/01/12,
collateralized by $156,183 Federal Home Loan
Bank obligations, 0.255% due 07/20/12, $64,947
Federal National Mortgage Association obligations,
1.125% due 07/30/12 and $375,767 US Treasury
Notes, 0.875% due 12/31/16; (value—$599,513);
proceeds: $587,000	587,000	587,000
Total repurchase agreements (cost—$3,587,000)		3,587,000
Total investments (cost—$12,059,978
which approximates cost for federal income
tax purposes)—102.03%		12,059,978
Liabilities in excess of other assets—(2.03)%		(239,436)
Net assets (applicable to 8,934,973; 5,393 and
2,878,009 shares of common stock outstanding
of Class A, Class B and Class C, respectively, each
equivalent to $1.00 per share)—100.00%		$11,820,542

10

UBS Money Market Fund
Statement of net assets—February 29, 2012

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of February 29, 2012 in valuing the Fund’s investments:

	Unadjusted
	quoted prices
	in active	Other
	markets for	significant
	identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
US government and
agency obligations	$—	$3,723,528	$—	$3,723,528
Certificate of deposit	—	250,000	—	250,000
Commercial paper	—	4,499,450	—	4,499,450
Repurchase agreements	—	3,587,000	—	3,587,000
Total	$—	$12,059,978	$—	$12,059,978

Issuer breakdown by country of origin (unaudited)

Percentage of
total investments
United States	97.9%
Japan	2.1
Total	100.0%

Portfolio footnotes

* On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

1 Rates shown are the discount rates at date of purchase.

See accompanying notes to financial statements	11

UBS Money Market Fund
Statement of operations

For the
year ended
February 29, 2012
Investment income:
Interest	$19,872
Expenses:
Professional fees	110,811
Investment management and administration fees	67,776
Service fees—Class A	25,431
Service and distribution fees—Class B	125
Service and distribution fees—Class C	25,245
Reports and notices to shareholders	47,542
State registration fees	44,359
Transfer agency and related services fees—Class A	11,538
Transfer agency and related services fees—Class B	307
Transfer agency and related services fees—Class C	3,878
Directors’ fees	15,171
Custody and accounting fees	1,807
Insurance expense	357
Other expenses	32,202
386,549
Fee waivers and/or expense reimbursements by investment
advisor and administrator	(368,247)
Net expenses	18,302
Net investment income/net increase in net assets resulting
from operations	$1,570

12	See accompanying notes to financial statements

UBS Money Market Fund
Statement of changes in net assets

	For the years ended
	February 29, 2012	February 28, 2011
From operations:
Net investment income	$1,570	$2,311
Dividends and distributions to shareholders from:
Net investment income—Class A	(1,185)	(1,797)
Net investment income—Class B	(5)	(18)
Net investment income—Class C	(380)	(496)
Total dividends and distributions to shareholders	(1,570)	(2,311)
Net decrease in net assets from capital
share transactions	(3,029,338)	(12,179,043)
Capital contribution	—	98
Net decrease in net assets	(3,029,338)	(12,178,945)
Net assets:
Beginning of year	14,849,880	27,028,825
End of year	$11,820,542	$14,849,880
Accumulated undistributed net
investment income	$—	$—

See accompanying notes to financial statements	13

UBS Money Market Fund
Financial highlights

Selected data for a share of capital stock outstanding throughout each year is presented below:

	Class A
	Years ended February 28 or 29,
	2012	2011	2010	2009	2008
Net asset value,
beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000 [1]	0.000 [1]	0.001	0.011	0.040
Net realized gain	—	—	—	0.000 [1]	0.000 [1]
Dividends from net
investment income	(0.000)[1]	(0.000)[1]	(0.001)	(0.011)	(0.040)
Distributions from net
realized gains	—	—	(0.000)[1]	(0.000)[1]	—
Total dividends and
distributions	(0.000)[1]	(0.000)[1]	(0.001)	(0.011)	(0.040)
Net asset value,
end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment
return[2]	0.01%	0.01%	0.10%	1.13%	4.07%
Ratios to average
net assets:
Expenses before fee
waivers and/or expense
reimbursements by
investment advisor and
administrator	2.72%	1.95%	1.46%	1.50%	1.97%
Expenses after fee
waivers and/or expense
reimbursements by
investment advisor and
administrator	0.14%	0.25%	0.21%	0.50%	0.95%
Net investment income	0.01%	0.01%	0.11%	0.94%	3.86%
Supplemental data:
Net assets,
end of year (000’s)	$8,939	$11,273	$21,651	$37,478	$19,346

[1] Amount represents less than $0.0005 per share.

[2] Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

14	See accompanying notes to financial statements

UBS Money Market Fund
Financial highlights

Class B
Years ended February 28 or 29,
2012	2011	2010	2009	2008

$1.00	$1.00	$1.00	$1.00	$1.00
0.000 [1]	0.000 [1]	0.000 [1]	0.006	0.035
—	—	—	0.000 [1]	0.000 [1]

(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.006)	(0.035)

—	—	(0.000)[1]	(0.000)[1]	—

(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.006)	(0.035)

$1.00	$1.00	$1.00	$1.00	$1.00

0.03%	0.01%	0.02%	0.62%	3.55%

4.85%	2.62%	2.04%	2.06%	2.65%

0.13%	0.26%	0.33%	1.04%	1.45%
0.03%	0.01%	0.01%	0.45%	3.42%

$5	$38	$240	$1,218	$605

15

UBS Money Market Fund
Financial highlights

Selected data for a share of capital stock outstanding throughout each year is presented below:

	Class C
	Years ended February 28 or 29,
	2012	2011	2010	2009	2008
Net asset value,
beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000 [1]	0.000 [1]	0.000 [1]	0.006	0.035
Net realized gain	—	—	—	0.000 [1]	0.000 [1]
Dividends from net
investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.006)	(0.035)
Distributions from net
realized gains	—	—	(0.000)[1]	(0.000)[1]	—
Total dividends and
distributions	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.006)	(0.035)
Net asset value,
end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment
return[2]	0.01%	0.01%	0.03%	0.62%	3.56%
Ratios to average
net assets:
Expenses before fee
waivers and/or expense
reimbursements by
investment advisor and
administrator	3.23%	2.48%	1.95%	2.01%	2.41%
Expenses after fee
waivers and/or expense
reimbursements by
investment advisor and
administrator	0.13%	0.25%	0.32%	1.02%	1.45%
Net investment income	0.01%	0.01%	0.02%	0.42%	3.26%
Supplemental data:
Net assets,
end of year (000’s)	$2,876	$3,539	$5,138	$13,232	$5,377

[1] Amount represents less than $0.0005 per share.

[2] Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

16	See accompanying notes to financial statements

UBS Money Market Fund
Notes to financial statements

Organization and significant accounting policies
UBS Master Series, Inc. (“Master Series”) was incorporated in Maryland on October 29, 1985 and is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, as an open-end series investment company which currently offers one series, which is diversified: UBS Money Market Fund (the “Fund”). The Fund’s investment objective is to provide maximum current income consistent with liquidity and conservation of capital.

The Fund currently offers Class A and Class C shares. (The Fund has ceased offering Class B shares.) Each class represents interests in the same assets of the Fund and the classes are identical except for differences in their sales charge structure, ongoing service and distribution charges and certain transfer agency and related services expenses. Class B shares and all corresponding reinvested dividend shares automatically converted to Class A shares within a certain number of years after issuance, which varied depending upon the amount invested. In March 2012, the remaining outstanding Class B shares were either redeemed or exchanged for Class A shares of the Fund. All classes of shares have equal voting privileges, except that each class has exclusive voting rights with respect to its service and/ or distribution plan. Class A and Class C shares may be obtained only through an exchange of shares of the corresponding class of other funds for which UBS Global Asset Management (US) Inc. (“UBS Global AM—US”) or certain of its affiliates serve as principal underwriter.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Fund attempts to maintain a stable net asset value of $1.00 per share; the Fund has adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable it to do so.

17

UBS Money Market Fund
Notes to financial statements

As with any money market fund, there is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments
Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

GAAP requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of GAAP, a fair value hierarchy has been included near the end of the Fund’s Statement of net assets.

18

UBS Money Market Fund
Notes to financial statements

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between US GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosure about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

In December 2011, FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial statements on the basis of IFRS. ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the financial statements.

19

UBS Money Market Fund
Notes to financial statements

Repurchase agreements
The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund assessed a fee for uninvested cash held in a business account at a bank.

Investment transactions, investment income and expenses
Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

20

UBS Money Market Fund
Notes to financial statements

Income, expenses (excluding class-specific expenses) and realized/ unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

Dividends and distributions
Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk
The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Investment advisor and administrator
The Fund’s Board of Directors has approved an investment advisory and administration contract (“Advisory Contract”) with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets.

UBS Global AM has voluntarily undertaken to waive a portion of its investment advisory and administration fees and/or reimburse expenses so that the Fund’s total ordinary annual operating expenses through June 30, 2012 (excluding interest expense, if any) will not exceed

21

UBS Money Market Fund
Notes to financial statements

the following annualized rates: Class A, 0.95%; Class B, 1.45%; and Class C, 1.45%. The Fund will make a payment to UBS Global AM for any previously waived fees/reimbursed expenses pursuant to this undertaking during the following three fiscal years to the extent that operating expenses are otherwise below the expense cap.

At February 29, 2012, the Fund had fee waivers/expense reimbursements subject to repayment and respective dates of expiration as follows:

	Fee waivers/
	expense
	reimbursements	Expires	Expires	Expires
	subject to	February 28,	February 28,	February 28,
Class	repayment	2013	2014	2015
Class A	$476,662	$139,664	$156,788	$180,210
Class B*	5,302	3,145	1,588	569
Class C	147,088	42,802	44,205	60,081

*Given that there are no longer Class B shares outstanding, it is unlikely these amounts will be recouped.

In addition, UBS Global AM has undertaken to waive fees and/ or reimburse expenses in the event that current Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. For the year ended February 29, 2012, UBS Global AM voluntarily waived and/or reimbursed expenses of $127,387 for that purpose. For the year ended February 29, 2012, UBS Global AM waived investment advisory and administration fees and/or reimbursed expenses, in total, of $368,247. At February 29, 2012, UBS Global AM owed the Fund $35,763 net of fee waivers/expense reimbursements.

Additional information regarding compensation to affiliate of a board member
Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions, resulting in him being an interested board member of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds.

22

UBS Money Market Fund
Notes to financial statements

Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the year ended February 29, 2012, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having an aggregate value of $4,250,275. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Fund’s investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Service and distribution plans
UBS Global AM—(US) is the principal underwriter of the Fund’s shares. Under separate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, the Fund pays (or paid, with respect to Class B) UBS Global AM—(US) monthly service fees at the annual rate of 0.25% of the average daily net assets of each class of shares and monthly distribution fees at an annual rate of 0.50% of the average daily net assets of Class B and Class C shares. At February 29, 2012, the Fund owed UBS Global AM—(US) $3,717 for distribution and service fees.

UBS Global AM—(US) also receives the proceeds of the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. UBS Global AM—(US) has informed the Fund that for the year ended February 29, 2012, it earned $18,404 and $186 in deferred sales charges on Class A and Class B shares, respectively.

Transfer agency related services
UBS Financial Services Inc. provides certain services to the Fund pursuant to a delegation of authority from BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Fund’s transfer agent, and is compensated for these services by BNY Mellon, not the Fund.

23

UBS Money Market Fund
Notes to financial statements

For the year ended February 29, 2012, UBS Financial Services, Inc. received from BNY Mellon, not the Fund, $7,952 of the total transfer agency and related services fees paid by the Fund to BNY Mellon.

Securities lending
The Fund may lend securities up to 33⅓% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Fund’s lending agent. At February 29, 2012, the Fund did not have any securities on loan.

Other liabilities and components of net assets
At February 29, 2012, the Fund had the following liabilities outstanding:

Payable for shares repurchased	$211,984
Dividends payable to shareholders	23
Other accrued expenses*	73,873

* Excludes investment advisory and administration fees and service and distribution fees.

At February 29, 2012, the components of net assets consisted of accumulated paid in capital of $11,820,542.

Capital contribution from investment advisor and administrator
On January 5, 2011, the Fund recorded a capital contribution from UBS Global AM in the amount of $98. This amount was paid in order to reduce a deviation of Class B’s net asset value from $1.00 per share

24

UBS Money Market Fund
Notes to financial statements

as a result of a large Class B share redemption. The contribution was not required in order to maintain the stable net asset value per share but was made to eliminate the differential between the amortized cost value of Class B shares and the target value, thereby reducing the risk that subsequent Class B shareholder transaction activity could widen that differential.

Capital stock
There are 10 billion shares of $0.001 par value common stock authorized for Master Series, of which 1 billion are allocated to the Fund as follows: 330 million shares each of Class A and Class B common stock and 340 million shares of Class C common stock. Transactions in shares of common stock, at $1.00 per share, were as follows:

	Class A		Class B
	For the	For the	For the	For the
	year ended	year ended	year ended	year ended
	February 29,	February 28,	February 29,	February 28,
	2012	2011	2012	2011
Shares exchanged
into Fund	5,799,563	4,674,075	32,664	4,309
Shares repurchased
or exchanged out of Fund	(8,163,067)	(15,162,342)	(36,470)	(98,012)
Shares converted from
Class B to Class A	28,781	108,404	(28,781)	(108,404)
Dividends reinvested	1,053	1,619	3	14
Net decrease in
shares outstanding	(2,333,670)	(10,378,244)	(32,584)	(202,093)

	Class C
	For the	For the
	year ended	year ended
	February 29,	February 28,
	2012	2011
Shares exchanged into Fund	1,828,005	1,856,120
Shares repurchased or exchanged out of Fund	(2,491,408)	(3,455,235)
Dividends reinvested	319	409
Net decrease in shares outstanding	(663,084)	(1,598,706)

25

UBS Money Market Fund
Notes to financial statements

Federal tax status
The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the fiscal year ended February 29, 2012 and the fiscal year ended February 28, 2011 was ordinary income.

At February 29, 2012, the Fund had no accumulated net earnings on a tax basis.

As of and during the year ended February 29, 2012, the Fund did not have any liabilities for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended February 29, 2012, the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended February 29, 2012, remains subject to examination by the Internal Revenue Service and state taxing authorities.

26

UBS Money Market Fund
Notes to financial statements

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

27

UBS Money Market Fund
Report of Ernst & Young LLP, Independent
Registered Public Accounting Firm

To the Board of Directors and Shareholders of
UBS Money Market Fund

We have audited the accompanying statement of net assets of UBS Money Market Fund (the sole series comprising UBS Master Series, Inc.) (the “Fund”), as of February 29, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 29, 2012 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Money Market Fund at February 29, 2012, the results of its operations for the year then ended, the changes in its net assets

28

UBS Money Market Fund

for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with US generally accepted accounting principles.

New York, New York
April 25, 2012

29

UBS Money Market Fund
General information (unaudited)

Monthly and quarterly portfolio holdings disclosure
The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

In addition, the Fund discloses, on a monthly basis: (a) a complete schedule of its portfolio holdings; and (b) information regarding its weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. Investors also may find additional information about the Fund at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record
You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

30

UBS Money Market Fund
Supplemental information (unaudited)

Board of Directors & Officers
The Fund is governed by a Board of Directors which oversees the Fund’s operations. Each director serves an indefinite term of office. Officers are appointed by the directors and serve at the pleasure of the Board. The table below shows, for each director and officer, his or her name, address and age, the position held with the Fund, the length of time served as a director and officer of the Fund, the director’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the director or for which a person served as an officer, and other directorships held by the director.

The Fund’s Statement of Additional Information contains additional information about the directors and is available, without charge, upon request by calling 1-800-647 1568.

31

UBS Money Market Fund
Supplemental information (unaudited)

Interested Directors

Position(s)
	held with	Term of office† and
Name, address, and age	Fund	length of time served
Meyer Feldberg††; 70 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Director	Since 1990

Barry Mandinach*†††; 56	Director	Since July 2010

32

UBS Money Market Fund
Supplemental information (unaudited)

Number of
Principal occupation(s)	portfolios in fund complex	Other directorships
during past 5 years	overseen by director	held by director

Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since March 2005). Professor Feldberg also serves as president of New York Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promotes interaction with other cities around the world) (since May 2007). Prior to July 2004, he was Dean and Professor of Leadership and Ethics of the Graduate School of Business at Columbia University (since 1989).

	Professor Feldberg is a director or trustee of 22 investment companies (consisting of 57 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor or manager.	Professor Feldberg is also a director of Macy’s, Inc. (operator of department stores), Revlon, Inc. (cosmetics), SAPPI, Ltd. (producer of paper) and the New York City Ballet.

Mr. Mandinach is a managing director of UBS Global Asset Management (US) Inc. and UBS Global AM (collectively, “UBS Global AM—Americas region”). He has been with UBS Global AM—Americas region or its predecessors since 2001. He is the Head of Institutional & Wholesale Business (US) (since 2009) as well as Chief Marketing Officer (US) (since 2006).

	Mr. Mandinach is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor or manager.	None

33

UBS Money Market Fund
Supplemental information (unaudited)

Independent Directors

Position(s)
	held with	Term of office† and
Name, address, and age	Fund	length of time served
Richard Q. Armstrong; 76 c/o Keith A. Weller, Assistant Fund Secretary, UBS Global Asset Management (Americas) Inc., 1285 Avenue of the Americas, 12th Floor, New York, NY 10019	Director and Chairman of the Board of Directors	Since 1996 (Director); since 2004 (Chairman of the Board of Directors)

34

UBS Money Market Fund
Supplemental information (unaudited)

Number of
Principal occupation(s)	portfolios in fund complex	Other directorships
during past 5 years	overseen by director	held by director

Mr. Armstrong is chairman and principal of R.Q.A. Enterprises (management consulting firm) (since April 1991 and principal occupation since March 1995). Mr. Armstrong was president or chairman of a number of international packaged goods companies (responsible for such brands as Canada Dry, Dr. Pepper, Adirondack Beverages, and Moët Hennessey, among many others) (from 1982 until 1995).

	Mr. Armstrong is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor or manager.	None

35

UBS Money Market Fund
Supplemental information (unaudited)

Independent Directors (continued)

Position(s)
	held with	Term of office† and
Name, address, and age	Fund	length of time served
Alan S. Bernikow; 71 207 Benedict Ave. Staten Island, NY 10314	Director	Since 2005

Richard R. Burt; 65 McLarty Associates 900 17th Street NW, 18th floor Washington, D.C. 20006	Director	Since 1996

36

UBS Money Market Fund
Supplemental information (unaudited)

Number of
Principal occupation(s)	portfolios in fund complex	Other directorships
during past 5 years	overseen by director	held by director

Mr. Bernikow is retired. He was a consultant on non-management matters for the firm of Deloitte & Touche (international accounting and consulting firm) (from 2003 until 2007). Previously, he was deputy chief executive officer at Deloitte & Touche.

Mr. Bernikow is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor or manager.

Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of the compensation committee), a director of Mack-Cali Realty Corporation (real estate investment trust) and a director of the Casual Male Retail Group, Inc. (menswear) (and serves as a member of its audit committee and as a member of its nominating and corporate governance committee). He is also a member of the board of Premier American Bank N.A.

Mr. Burt is a managing director of McLarty Associates (a consulting firm) (since April 2007). He was chairman of IEP Advisors (international investments and consulting firm). Prior to April 2007, he was chairman of Diligence Inc. (information and risk management firm).

	Mr. Burt is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe & Russia Fund, Inc., The European Equity Fund, Inc. and The New Germany Fund, Inc.

37

UBS Money Market Fund
Supplemental information (unaudited)

Independent Directors (concluded)

Position(s)
	held with	Term of office† and
Name, address, and age	Fund	length of time served
Bernard H. Garil; 71 6754 Casa Grande Way Delray Beach, FL 33446	Director	Since 2005

Heather R. Higgins; 52 255 E. 49th St., Suite 23D New York, NY 10017	Director	Since 2005

38

UBS Money Market Fund
Supplemental information (unaudited)

Number of
Principal occupation(s)	portfolios in fund complex	Other directorships
during past 5 years	overseen by director	held by director

Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).

Mr. Garil is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor or manager.

Mr. Garil is also a director of OFI Trust Company (commercial trust company), the Leukemia & Lymphoma Society (voluntary health organization) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or had served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001 to 2007 and since January 2009).

	Ms. Higgins is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor or manager.	None

39

UBS Money Market Fund
Supplemental information (unaudited)

Officers

Principal occupation(s)
		Term of	during past 5 years;
	Position(s)	office† and	number of portfolios in
Name, address,	held	length of	fund complex for which person
and age	with Fund	time served	serves as officer
Joseph Allessie*; 46	Vice President and Assistant Secretary	Since 2005	Mr. Allessie is an executive director (since 2007) (prior to which he was a director) and deputy general counsel (since 2005) at UBS Global Asset Management (US) Inc. and UBS Global Asset Management (Americas) Inc. (collectively, “UBS Global AM—Americas region”). Mr. Allessie is a vice president and assistant secretary of 17 investment companies (consisting of 97 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor or manager.

Rose Ann Bubloski*, 44	Vice President and Assistant Treasurer	Since May 2011	Ms. Bubloski is a director (since March 2012) (prior to which she was an associate director) and senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region. She was a vice president and assistant treasurer of certain UBS funds (from 2004 through 2007). She was vice president at Cohen & Steers Capital Management, Inc. (investment manager) (From 2007 to 2008). She is vice president and assistant treasurer of 17 investment companies (consisting of 97 portfolios) for which UBS Global AM serves as investment advisor or manager.

40

UBS Money Market Fund
Supplemental information (unaudited)

Officers (continued)

Principal occupation(s)
		Term of	during past 5 years;
	Position(s)	office† and	number of portfolios in
Name, address,	held	length of	fund complex for which person
and age	with Fund	time served	serves as officer
Mark E. Carver*; 48	President	Since 2010	Mr. Carver is a managing director and Head of Product Development and Management—Americas for UBS Global AM—Americas region (since 2008). In this role, he oversees product development and management for both wholesale and institutional businesses. He is a member of the Americas Management Committee (since 2008) and the Regional Operating Committee (since 2008). Prior to 2008, Mr. Carver held a number of product-related or sales responsibilities with respect to funds, advisory programs and separately managed accounts. Mr. Carver joined a predecessor of an affiliated firm in 1985 and has been with UBS Global AM—Americas region (or its affiliates) since 1996. Mr. Carver is president of 17 investment companies (consisting of 97 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor or manager.

41

UBS Money Market Fund
Supplemental information (unaudited)

Officers (continued)

Principal occupation(s)
		Term of	during past 5 years;
	Position(s)	office† and	number of portfolios in
Name, address,	held	length of	fund complex for which person
and age	with Fund	time served	serves as officer
Thomas Disbrow*; 46	Vice President and Treasurer	Since 2000 (Vice President) Since 2004 (Treasurer)	Mr. Disbrow is a managing director (since 2011) (prior to which he was an executive director) (since 2007) and head of North American Fund Treasury (since 2011) of UBS Global AM—Americas region. Mr. Disbrow is a vice president and treasurer of 17 investment companies (consisting of 97 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor or manager.

Michael J. Flook*; 47	Vice President and Assistant Treasurer	Since 2006	Mr. Flook is a director (since 2010) (prior to which he was an associate director) (since 2006) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Mr. Flook is a vice president and assistant treasurer of 17 investment companies (consisting of 97 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor or manager.

42

UBS Money Market Fund
Supplemental information (unaudited)

Officers (continued)

Principal occupation(s)
		Term of	during past 5 years;
	Position(s)	office† and	number of portfolios in
Name, address,	held	length of	fund complex for which person
and age	with Fund	time served	serves as officer
Mark F. Kemper**; 54	Vice President and Secretary	Since 2004	Mr. Kemper is a managing director (since 2006) and head of the legal department of UBS Global AM—Americas region (since 2004). He has been secretary of UBS Global AM—Americas region (since 2004), secretary of UBS Global Asset Management Trust Company (since 1993) and secretary of UBS AM Holdings (USA) Inc. (since 2001). Mr. Kemper is vice president and secretary of 17 investment companies (consisting of 97 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor or manager.

Joanne M. Kilkeary*; 44	Vice President and Assistant Treasurer	Since 2004	Ms. Kilkeary is a director (since 2008) (prior to which she was an associate director) (since 2000) and a senior manager (since 2004) of the US mutual fund treasury administration department of UBS Global AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 17 investment companies (consisting of 97 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor or manager.

43

UBS Money Market Fund
Supplemental information (unaudited)

Officers (continued)

Principal occupation(s)
		Term of	during past 5 years;
	Position(s)	office† and	number of portfolios in
Name, address,	held	length of	fund complex for which person
and age	with Fund	time served	serves as officer
Tammie Lee*; 41	Vice President and Assistant Secretary	Since 2005	Ms. Lee is an executive director (since 2010) (prior to which she was a director) (since 2005) and associate general counsel of UBS Global AM—Americas region (since 2005). Ms. Lee is a vice president and assistant secretary of 17 investment companies (consisting of 97 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor or manager.

Joseph McGill*; 49	Vice President and Chief Compliance Officer	Since 2004	Mr. McGill is a managing director (since 2006) and chief compliance officer (since 2003) at UBS Global AM—Americas region. Mr. McGill is a vice president and chief compliance officer of 17 investment companies (consisting of 97 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor or manager.

44

UBS Money Market Fund
Supplemental information (unaudited)

Officers (continued)

Principal occupation(s)
		Term of	during past 5 years;
	Position(s)	office† and	number of portfolios in
Name, address,	held	length of	fund complex for which person
and age	with Fund	time served	serves as officer
Nancy Osborn*; 45	Vice President	Since 2007	Mrs. Osborn is a director (since 2010) (prior to which she was an associate director) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Mrs. Osborn is a vice president and assistant treasurer of 17 investment companies (consisting of 97 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor or manager.

Robert Sabatino**; 38	Vice President	Since 2001	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director) (since 2007), head of US taxable money markets (since 2009), and portfolio manager of UBS Global AM—Americas region in the short duration fixed income group (since 2001). Mr. Sabatino is a vice president of six investment companies (consisting of 37 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor or manager.

45

UBS Money Market Fund
Supplemental information (unaudited)

Officers (continued)

Principal occupation(s)
		Term of	during past 5 years;
	Position(s)	office† and	number of portfolios in
Name, address,	held	length of	fund complex for which person
and age	with Fund	time served	serves as officer
Eric Sanders*; 46	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel of UBS Global AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 17 investment companies (consisting of 97 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor or manager.

Andrew Shoup*; 55	Vice President and Chief Operating Officer	Since 2006	Mr. Shoup is a managing director and global head of the fund treasury administration department of UBS Global AM—Americas region (since 2006). Mr. Shoup is also a director of UBS (IRL) Fund p.l.c. (since 2008). Mr. Shoup is a vice president and chief operating officer of 17 investment companies (consisting of 97 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor or manager.

46

UBS Money Market Fund
Supplemental information (unaudited)

Officers (concluded)

Principal occupation(s)
		Term of	during past 5 years;
	Position(s)	office† and	number of portfolios in
Name, address,	held	length of	fund complex for which person
and age	with Fund	time served	serves as officer
Keith A. Weller*; 50	Vice President and Assistant Secretary	Since 1995	Mr. Weller is an executive director and senior associate general counsel of UBS Global AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 17 investment companies (consisting of 97 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor or manager.

*	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.
**	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.
†	Each director holds office for an indefinite term. Officers are appointed by the directors and serve at the pleasure of the Board.
††	Professor Feldberg is deemed an “interested person” of the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), because he is a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions.
†††	Mr. Mandinach is deemed an “interested person” of the Fund as defined in the 1940 Act because of his employment by UBS Global AM—Americas region.

47

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Directors
Richard Q. Armstrong Chairman Alan S. Bernikow Richard R. Burt Meyer Feldberg	Bernard H. Garil Heather R. Higgins Barry M. Mandinach

Principal Officers Mark E. Carver President Mark F. Kemper Vice President and Secretary	Thomas Disbrow Vice President and Treasurer Robert Sabatino Vice President

Investment Advisor and Administrator
UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Principal Underwriter
UBS Global Asset Management (US) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

©UBS 2012. All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE
UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, New York 10019-6028

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a “Code of Conduct” to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended.)

Item 3. Audit Committee Financial Expert.

The registrant’s Board has determined that the following person serving on the registrant’s Audit Committee is an “audit committee financial expert” as defined in item 3 of Form N-CSR: Alan S. Bernikow. Mr. Bernikow is independent as defined in item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees:
For the fiscal years ended February 29, 2012 and February 28, 2011, the aggregate Ernst & Young LLP (E&Y) audit fees for professional services rendered to the registrant were approximately $31,500 and $31,500, respectively.

Fees included in the audit fees category are those associated with the annual audits of financial statements and services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees:
In each of the fiscal years ended February 29, 2012 and February 28, 2011, the aggregate audit-related fees billed by E&Y for services rendered to the registrant that are reasonably related to the performance of the audits of the financial statements, but not reported as audit fees, were approximately $3,600 and $3,527, respectively.

Fees included in the audit-related fees category are those associated with (1) the reading and providing of comments on the 2011 and 2010 semiannual financial statements and (2) review of the consolidated 2010 and 2009 reports on the profitability of the UBS Funds to UBS Global Asset Management (Americas) Inc. and its affiliates to assist the board members in their annual advisory/administration contract and service/distribution plan reviews.

There were no audit-related fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(c)	Tax Fees:
In each of the fiscal years ended February 29, 2012 and February 28, 2011, the aggregate tax fees billed by E&Y for professional services rendered to the registrant were approximately $14,950 and $11,750, respectively.

Fees included in the tax fees category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audits. This category comprises fees for review of tax compliance, tax return preparation and excise tax calculations.

There were no tax fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)	All Other Fees:
In each of the fiscal years ended February 29, 2012 and February 28, 2011, there were no fees billed by E&Y for products and services, other than the services reported in Item 4(a)-(c) above, rendered to the registrant.

Fees included in the all other fees category would consist of services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant.

There were no “all other fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e)	(1) Audit Committee Pre-Approval Policies and Procedures:
The registrant’s Audit Committee (“audit committee”) has adopted an “Audit Committee Charter (Amended and Restated as of May 12, 2004 – with revisions through February 2012)” (the “charter”). The charter contains the audit committee’s pre-approval policies and procedures. Reproduced below is an excerpt from the charter regarding pre-approval policies and procedures:

The [audit ]Committee shall: ...

2.

Pre-approve (a) all audit and permissible non-audit services[1] to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to UBS Global [Asset Management (Americas) Inc. (“UBS Global AM”)] and any Covered Service Providers, if the engagement relates directly to the operations and financial reporting of the Fund. In carrying out this responsibility, the Committee shall seek periodically from UBS Global [AM] and from the independent auditors a list of such audit and permissible non-audit services that can be expected to be rendered to the Fund, UBS Global [AM] or any Covered Service Providers by the Fund’s independent auditors, and an estimate of the fees sought to be paid in connection with such services. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to a sub-committee consisting of the Chairperson of the Committee and two other members of the Committee as the Chairperson, from time to time, may determine and appoint, and such sub-committee shall report to the Committee, at its next regularly scheduled meeting after the sub-committee’s meeting, its decision(s). From year to year, the Committee shall report to the Board whether this system of pre-approval has been effective and efficient or whether this Charter should be amended to allow for pre-approval pursuant to such policies and procedures as the Committee shall approve, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than UBS Global [AM] or the Fund’s officers).

____________________

[1] The Committee will not approve non-audit services that the Committee believes may taint the independence of the auditors. Currently, permissible non-audit services include any professional services (including tax services) that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, UBS Global [AM] and any service providers controlling, controlled by or under common control with UBS Global [AM] that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors (during the fiscal year in which the permissible non-audit services are provided) by (a) the Fund, (b) its investment adviser and (c) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)	(2)

Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:
There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended February 29, 2012 and February 28, 2011 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended February 29, 2012 and February 28, 2011 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

Tax Fees:
There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended February 29, 2012 and February 28, 2011 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended February 29, 2012 and February 28, 2011 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

All Other Fees:
There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended February 29, 2012 and February 28, 2011 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended February 29, 2012 and February 28, 2011 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

(f)	According to E&Y, for the fiscal year ended February 29, 2012, the percentage of hours spent on the audit of the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of E&Y was 0%.

(g)	For the fiscal years ended February 29, 2012 and February 28, 2011, the aggregate fees billed by E&Y of $538,100 and $245,277 respectively, for non-audit services rendered on behalf of the registrant (“covered”), its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser (“non-covered”) that provides (or provided during the relevant fiscal period) services to the registrant for each of the last two fiscal years of the registrant is shown in the table below:

	2012	2011
Covered Services	$18,550	$15,277
Non-Covered Services	519,550	230,000

(h)	The registrant’s audit committee was not required to consider whether the provision of non- audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

     (a) Included as part of the report to shareholders filed under Item 1 of this form.
     (b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management, UBS Building, One North Wacker Drive, Chicago, IL 60606, Attn: Mark Kemper, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a “Code of Conduct”) is filed herewith as Exhibit EX-99.CODE ETH.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)	(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Master Series, Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	May 9, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	May 9, 2012

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	May 9, 2012